Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2022		Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Cash flows provided by (used in) operating activities
Net income		$ 1,666		$ 1,523	$ 1,730	$ 5,058	$ 5,006
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for (reversal of) credit losses		243		303	(99)	621	80
Amortization and impairment	[1]	260		256	244	769	730
Stock options and restricted shares expense		3		3	3	15	17
Deferred income taxes		(31)		9	(44)	72	(30)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(6)		(16)	(10)	(41)	(68)
Net losses (gains) on disposal of property and equipment		(9)		(1)	0	(9)	0
Other non-cash items, net		(278)		45	(55)	(340)	457
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		7,868		(7,161)	211	3,040	(1,075)
Loans, net of repayments		(14,320)		(16,373)	(17,188)	(51,812)	(32,421)
Deposits, net of withdrawals		9,169		17,692	25,466	54,323	28,573
Obligations related to securities sold short		1,209		(4,302)	1,546	(2,611)	5,852
Accrued interest receivable		(188)		(380)	77	(427)	216
Accrued interest payable		222		210	(249)	389	(533)
Derivative assets		10,382		(13,569)	973	(333)	(1,626)
Derivative liabilities		(5,515)		15,947	(4,855)	7,631	(1,215)
Securities measured at FVTPL		(3,061)		12,680	791	1,231	(9,361)
Other assets and liabilities measured/designated at FVTPL		3,438		2,267	(2,364)	7,231	1,196
Current income taxes		69		(194)	290	(980)	506
Cash collateral on securities lent		205		808	406	836	1,787
Obligations related to securities sold under repurchase agreements		(3,131)		(2,897)	1,752	(9,553)	(3,781)
Cash collateral on securities borrowed		(654)		(527)	(1,723)	(2,909)	(4,749)
Securities purchased under resale agreements		4,154		2,553	196	7,437	2,685
Other, net		(3,747)		(2,001)	136	(5,788)	(3,882)
Cash flows provided by (used in) operating activities		7,948		6,875	7,234	13,850	(11,636)
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		0		1,000	0	1,000	1,000
Redemption/repurchase/maturity of subordinated indebtedness		0		0	0	0	(1,008)
Issue of limited recourse capital notes, net of issuance cost		798		0	0	798	0
Redemption of preferred shares		(800)		0	0	(800)	0
Issue of common shares for cash		44		51	86	188	233
Purchase of common shares for cancellation		0		0	0	(134)	0
Net sale (purchase) of treasury shares		3		(2)	(2)	1	(15)
Dividends and distributions paid		(755)		(736)	(655)	(2,222)	(1,979)
Repayment of lease liabilities		(81)		(83)	(75)	(240)	(223)
Cash flows provided by (used in) financing activities		(791)		230	(646)	(1,409)	(1,992)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(13,782)		(16,756)	(12,641)	(54,265)	(34,647)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		4,679		4,668	3,978	16,885	18,169
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		7,410		5,784	5,555	20,019	17,532
Acquisition of Canadian Costco credit card portfolio (Note 4)		0		(3,078)	0	(3,078)	0
Net sale (purchase) of property, equipment and software		(272)		(244)	(210)	(717)	(569)
Cash flows provided by (used in) investing activities		(1,965)		(9,626)	(3,318)	(21,156)	485
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(10)		30	40	92	(154)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		5,182		(2,491)	3,310	(8,623)	(13,297)
Cash and non-interest-bearing deposits with banks at beginning of period		20,768	[2]	23,259	26,924	34,573	43,531
Cash and non-interest-bearing deposits with banks at end of period	[2]	25,950		20,768	30,234	25,950	30,234
Cash interest paid		2,342		948	1,016	4,142	3,058
Cash interest received		5,349		3,607	3,545	12,752	10,527
Cash dividends received		263		259	192	808	693
Cash income taxes paid		$ 441		$ 621	$ 261	$ 2,354	$ 989

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $482 million (April 30, 2022: $481 million; July 31, 2021: $498 million) and interest-bearing demand deposits with Bank of Canada.